16. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

Balance Sheets

December 31, 2017 and 2016
(Dollars in thousands)

Assets	2017	2016

Cash	$428	957
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	133,781	124,471
Investment in PEBK Capital Trust II	619	619
Investment securities available for sale	250	750
Other assets	546	275

Total assets	$136,624	128,072

Liabilities and Shareholders' Equity

Junior subordinated debentures	$20,619	20,619
Liabilities	30	25
Shareholders' equity	115,975	107,428

Total liabilities and shareholders' equity	$136,624	128,072

Statements of Earnings

For the Years Ended December 31, 2017, 2016 and 2015
(Dollars in thousands)

Revenues:	2017	2016	2015

Interest and dividend income	$1,839	4,569	3,979
Gain on sale of securities	-	405	-

Total revenues	1,839	4,974	3,979

Expenses:

Interest	590	485	403
Other operating expenses	725	513	538

Total expenses	1,315	998	941

Income before income tax benefit and equity in
undistributed earnings of subsidiaries	524	3,976	3,038

Income tax benefit	434	178	262

Income before equity in undistributed
earnings of subsidiaries	958	4,154	3,300

Equity in undistributed earnings of subsidiaries	9,310	5,023	6,333

Net earnings	$10,268	9,177	9,633

Statements of Cash Flows

For the Years Ended December 31, 2017, 2016 and 2015
(Dollars in thousands)

	2017	2016	2015
Cash flows from operating activities:

Net earnings	$10,268	9,177	9,633
Adjustments to reconcile net earnings to net
cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(9,310)	(5,023)	(6,333)
Gain on sale of investment securities	-	(405)	-
Change in:
Other assets	(272)	61	(4)
Accrued income	-	-	-
Accrued expense	5	5	3
Other liabilities	-	-	-

Net cash provided by operating activities	691	3,815	3,299

Cash flows from investing activities:

Proceeds from calls and maturities of investment securities
available for sale	500	669
In kind transfer from parent to Bank	-	10	-

Net cash provided by investing activities	500	679	-

Cash flows from financing activities:

Cash dividends paid on common stock	(2,629)	(2,106)	(1,574)
Cash in lieu stock dividend	(6)	-	-
Stock repurchase	-	(1,984)	(1,917)
Proceeds from exercise of restricted stock units	915	-	-

Net cash used by financing activities	(1,720)	(4,090)	(3,491)

Net change in cash	(529)	404	(192)

Cash at beginning of year	957	553	745

Cash at end of year	$428	957	553

Noncash investing and financing activities:
Change in unrealized gain on investment securities
available for sale, net	$(1)	(2,523)	57